EARNINGS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares		Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	May 31, 1996 shares
Earnings per share [line items]
Profit attributable to owners of the Company	¥ 784,059	$ 114,037	[1]	¥ 1,015,361	¥ 1,158,253
Dilutive potential ordinary share	0	0		0	0
Basic and diluted earnings per share | (per share)	¥ 0.11	$ 0.02	[1]	¥ 0.14	¥ 0.16
Basic and diluted earnings per equivalent ADS | (per share)	¥ 5.53	$ 0.80	[1]	¥ 7.17	¥ 8.18
Ordinary shares [member]
Earnings per share [line items]
Weighted average number of ordinary shares in issue	7,083,537,000	7,083,537,000		7,083,537,000	7,083,537,000
ADS [member]
Earnings per share [line items]
Weighted average number of ordinary shares in issue	141,670,000	141,670,000		141,670,000	141,670,000
H shares [member]
Earnings per share [line items]
Number of H shares each American Depositary Share represents						50

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .